Changes in Accounting Policies and Disclosures	6 Months Ended
Jun. 30, 2025
Changes in Accounting Policies and Disclosures [Abstract]
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
3.	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The accounting policies adopted in the preparation of the Group’s unaudited interim condensed consolidated financial statements are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2024, except for the adoption of the following amended IFRSs for the first time for the current period’s financial information.

Amendments to IAS 21 Lack of Exchangeability

Amendments to IAS 21 specify how an entity shall assess whether a currency is exchangeable into another currency and how it shall estimate a spot exchange rate at a measurement date when exchangeability is lacking. The amendments require disclosures of information that enable users of financial statements to understand the impact of a currency not being exchangeable. As the currencies that the Group had transacted with and the functional currencies of group entities for translation into the Group’s presentation currency were exchangeable, the amendments did not have any impact on the interim condensed consolidated financial information.